FINANCIAL INSTRUMENTS - Liquidity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Financial liabilities	$ 339,678	$ 469,538
Other financial liabilities
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Undiscounted cash flows	81,532	272,742
Financial liabilities	$ 72,321	$ 190,315
Other current liabilities
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Weighted average effective interest rate		15.00%
Undiscounted cash flows		$ 130,323
Financial liabilities		$ 130,323
Other non-current liabilities
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Weighted average effective interest rate	11.75%	11.88%
Undiscounted cash flows	$ 81,532	$ 142,419
Financial liabilities	72,321	59,992
Within one year | Other financial liabilities
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Undiscounted cash flows	1,629	131,655
Within one year | Other current liabilities
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Undiscounted cash flows		130,323
Within one year | Other non-current liabilities
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Undiscounted cash flows	1,629	1,332
1-2 years | Other financial liabilities
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Undiscounted cash flows	77,968	8,497
1-2 years | Other non-current liabilities
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Undiscounted cash flows	77,968	8,497
2-3 Years | Other financial liabilities
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Undiscounted cash flows	100	8,477
2-3 Years | Other non-current liabilities
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Undiscounted cash flows	100	8,477
After 3 years | Other financial liabilities
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Undiscounted cash flows	1,835	124,113
After 3 years | Other non-current liabilities
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Undiscounted cash flows	$ 1,835	$ 124,113